                          AIM DEVELOPING MARKETS FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated June 14, 2001
                     to the Prospectus dated March 1, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "trust"), on behalf of AIM Developing Markets Fund (the "fund"), voted to request shareholders to approve the following items that will affect the fund:

    o A new advisory agreement between the trust and A I M Advisors, Inc. ("AIM"). The principal changes to the advisory agreement are (i) to move the provision of administrative services to a master administrative service agreement, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation;

    o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

    o Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting the phrase "to the extent consistent with seeking growth of capital". If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read:
         "The fund's investment objective is to provide long-term growth of capital with a secondary investment objective of income."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                         Supplement dated June 14, 2001
                     to the Prospectus dated March 1, 2001

The Board of Trustees of AIM Investment Funds ("AIF") unanimously approved, on June 12, 2001, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Global Consumer Products and Services Fund ("Global Consumer Products and Services Fund"), a series of AIF, would transfer substantially all of its assets to AIM Global Trends Fund ("Global Trends Fund"), a series of AIM Series Trust. As a result of the transaction, shareholders of Global Consumer Products and Services Fund would receive shares of Global Trends Fund in exchange for their shares of Global Consumer Products and Services Fund, and Global Consumer Products and Services Fund would cease operations.

The investment objective of Global Trends Fund is the same as the investment objective of Global Consumer Products and Services Fund. Both funds seek to achieve long-term growth of capital. However, Global Trends Fund's investment policies allow it to invest in a broader range of investment securities than Global Consumer Products and Services Fund.

The Plan requires approval of Global Consumer Products and Services Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in August 2001. If the Plan is approved by shareholders of Global Consumer Products and Services Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

Effective on or about August 1, 2001, Class A, Class B and Class C shares of the Global Consumer Products and Services Fund will be closed to new investors.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM GLOBAL RESOURCES FUND


                         Supplement dated June 14, 2001
                     to the Prospectus dated March 1, 2001

At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "trust"), on behalf of AIM Global Resources Fund (the "fund"), voted to request shareholders to approve certain proposals relating to the restructuring of the fund.

The fund currently invests all of its investable assets in the Global Resources Portfolio (the "Portfolio"). The Board approved a restructuring of the fund which will eliminate the fund's current master-feeder structure and cause the fund to redeem its interest in the Portfolio. The Portfolio will then be terminated. The fund's portfolio managers will be the current portfolio managers of the Portfolio. The Board is requesting shareholder approval of the following items related to the restructuring:


       o A new advisory agreement between the trust and A I M Advisors, Inc. ("AIM"). The Board has concluded that the terms of the new advisory agreement are substantially the same as the advisory portion of the current advisory agreement with the Portfolio, except: (i) AIM would directly manage the fund's investments and would receive an annual fee for the investment advisory services that it provides to the fund at a rate equal to the combined rate of the fee charged to the Portfolio and the fee charged to the fund for administrative services; (ii) the proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation; and (iii) the proposed advisory agreement clarifies provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services;

       o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information;

       o Making the fund's investment objective non-fundamental. The investment objective would not be changed. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001. The Board of Trustees has also approved certain changes to the fund's investment strategies. Effective on or about September 1, 2001, the fund will focus its investments in securities of issuers in the energy sector. The energy sector is comprised of companies that develop, produce, provide, operate, own or distribute products or services related to energy. In conjunction with the proposed changes to reflect the focus in the energy sector, the Board has approved a change to the name of the fund to "AIM Global Energy Fund."

The Board has also approved a new administrative services agreement between AIM and the fund. The administrative and accounting services to be provided to the fund are substantially the same services that AIM provides to the Portfolio and the fund under the current agreements.

               AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated June 14, 2001
                     to the Prospectus dated March 1, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "trust"), on behalf of AIM Global Telecommunications and Technology Fund (the "fund"), voted to request shareholders to approve the following items that will affect the fund:

    o A new advisory agreement between the trust and A I M Advisors, Inc. ("AIM"). The principal changes to the advisory agreement are (i) to move the provision of administrative services to a master administrative services agreement, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation;

    o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

    o Making the fund's investment objective non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM LATIN AMERICAN GROWTH FUND

                         Supplement dated June 14, 2001
                     to the Prospectus dated March 1, 2001

The Board of Trustees of AIM Investment Funds ("AIF") unanimously approved, on June 12, 2001, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Latin American Growth Fund ("Latin American Growth Fund"), a series of AIF, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), also a series of AIF. As a result of the transaction, shareholders of Latin American Growth Fund would receive shares of Developing Markets Fund in exchange for their shares of Latin American Growth Fund, and Latin American Growth Fund would cease operations.

The investment objectives of Latin American Growth Fund and Developing Markets Fund are similar. Latin American Growth Fund seeks growth of capital. Developing Markets Fund seeks long-term growth of capital, with a secondary objective of income, to the extent consistent with seeking growth of capital. Developing Markets Fund seeks to meet its objectives by investing substantially all of its assets in equity and debt securities of developing countries, while Latin American Growth Fund invests in equity and debt securities of Latin American issuers.

The Plan requires approval of Latin American Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in August 2001. If the Plan is approved by shareholders of Latin American Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

Effective on or about August 1, 2001, Class A, Class B and Class C shares of the Latin American Growth Fund will be closed to new investors.

                           AIM STRATEGIC INCOME FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated June 14, 2001
                     to the Prospectus dated March 1, 2001

At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "trust"), on behalf of AIM Strategic Income Fund (the "fund"), voted to request shareholders to approve the following items that will affect the fund:

      o A new advisory agreement between the trust and A I M Advisors, Inc. ("AIM"). The principal changes to the advisory agreement are (i) to move the provision of administrative services to a master administrative services agreement, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation;

      o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

      o Making the fund's investment objective non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

                          AIM GLOBAL HEALTH CARE FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated June 14, 2001
                     to the Prospectus dated March 1, 2001,
                            as revised May 10, 2001

At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the trust), on behalf of AIM Global Health Care Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

    o    A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) to move the provision of administrative services to a master administrative services agreement, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation;

    o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

    o Making the fund's investment objective non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM DEVELOPING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                     Supplement dated June 14, 2001 to the
            Statement of Additional Information dated March 1, 2001,
                          as supplemented May 4, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "Trust") voted to request shareholder approval to amend the fundamental investment restrictions of AIM Developing Markets Fund (the "Fund"), a series portfolio of the Trust. The Board of Trustees has called a meeting of the Fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

If shareholders approve the proposal to amend the Fund's fundamental investment restrictions, the Fund will operate under the following fundamental investment restrictions.

The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

         (a) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (b) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (c) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (d) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investment in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by government or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (e) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (f) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (g) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (h) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted internal guidelines for each Fund relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

If the shareholders approve the proposal to amend the Fund's non-fundamental investment restrictions, the Fund will operate under the following non-fundamental investment restrictions:

         1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                          AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                           AIM GLOBAL RESOURCES FUND
               AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                         Supplement dated June 14, 2001
        to the Statement of Additional Information dated March 1, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "Trust") voted to request shareholder approval to amend the fundamental investment restrictions of AIM Global Health Care Fund, AIM Global Resources Fund and AIM Global Telecommunications and Technology Fund (each, a "Fund"), all series portfolios of the Trust. The Board of Trustees has called a meeting of each Fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

If shareholders approve the proposal to amend the Funds' fundamental investment restrictions, each Fund will operate under the following fundamental investment restrictions.

The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

         (a) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (b) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (c) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (d) AIM Global Resources Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the energy sector.

                  AIM Global Health Care Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the health care industry.

                  AIM Global Telecommunications and Technology Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the telecommunications and technology industries.

         (e) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (f) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (g) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (h) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted internal guidelines for each Fund relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

If the shareholders approve the proposal to amend the Fund's non-fundamental investment restrictions, the Fund will operate under the following non-fundamental investment restrictions:

         1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         3. For purposes of AIM Global Resources Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the energy sector if (1) at least 50% of its gross income or its net sales come from activities in the energy sector; (2) at least 50% of its assets are devoted to producing revenues from the energy sector; or (3) based on other available information, AIM determines that its primary business is within the energy sector.

                  For purposes of AIM Global Health Care Fund's fundamental investment restriction regarding industry concentration, a company will be considered a health care company if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, AIM determines that its primary business is within the health care industry.

                  For purposes of AIM Global Telecommunications and Technology Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the telecommunications industry or the technology industry if (1) at least 50% of its gross income or its net sales are derived from activities in that industry; (2) at least 50% of its assets are devoted to producing revenues from that industry; or (3) based on other available information, AIM determines that its primary business is within either industry.

         4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM STRATEGIC INCOME FUND

                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                     Supplement dated June 14, 2001 to the
            Statement of Additional Information dated March 1, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "Trust") voted to request shareholder approval to amend the fundamental investment restrictions of AIM Strategic Income Fund (the "Fund"), a series portfolio of the Trust. The Board of Trustees has called a meeting of the Fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

If shareholders approve the proposal to amend the Fund's fundamental investment restrictions, the Fund will operate under the following fundamental investment restrictions.

The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

         (a) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (b) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (c) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (d) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investment in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or
                  (ii) tax-exempt obligations issued by government or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (e) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not

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                   prevent the Fund from investing in issuers that invest,
                   deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (f) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (g) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (h) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted internal guidelines for each Fund relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

If the shareholders approve the proposal to amend the Fund's non-fundamental investment restrictions, the Fund will operate under the following non-fundamental investment restrictions:

         1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

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         3.       In complying with the fundamental restriction regarding
                  industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).



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